Employee benefits Post-employment Medical Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 840	$ 985	$ 967
Current service cost	9	10	14
Interest cost (income)	38	41
Total expense (income) recognized in profit or loss	75	141	86
Demographic assumptions	(10)	(91)	(95)
Financial assumptions	265	138	(190)
Gain (loss) on remeasurement, net defined benefit liability (asset)	(174)	(113)	$ (253)
Increase (decrease) through other changes, net defined benefit liability (asset)	$ (46)	$ (10)
Postretirement Health Coverage [member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of medical cost trend rates	7.20%	7.00%	8.00%
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 6
Net defined benefit liability (asset)	106	$ 105	$ 111
Current service cost	1	1	2
Interest cost (income)	4	4	5
Total expense (income) recognized in profit or loss	5	5	7
Demographic assumptions	(6)	(7)	(11)
Financial assumptions	8	2	(2)
Gain (loss) on remeasurement, net defined benefit liability (asset)	2	(5)	$ (13)
Payments from plan, net defined benefit liability (asset)	(6)	(6)
Increase (decrease) through other changes, net defined benefit liability (asset)	$ (6)	$ (6)